Long-Term and Other Debt - Other Debt (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Other Debt
Capital lease obligations remaining			$ 35.3
Capital lease obligations
Other Debt
Reduction of letter of credit	$ 42.8
Term (in years)		5 years
Debt Instrument, interest rate, stated percentage		3.90%
Capital lease obligations remaining		$ 25.7